Pensions and Other Post-Employment Benefit Plans - Schedule of Pension Obligations Recognized in Consolidated Statement of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [abstract]
Current liabilities	₽ (849)	₽ (944)
Non-current liabilities	(3,512)	(3,501)
Total net pension obligations	₽ (4,361)	₽ (4,445)	₽ (4,866)	₽ (4,517)